Key Management Personnel Compensation (Details) - Schedule of key management personnel compensation - AUD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Schedule of key management personnel compensation [Abstract]
Short-term employee benefits	$ 1,891,777	$ 1,549,861	$ 2,046,496
Post-employment benefits	45,180	48,947	41,062
Long-term benefits	(110,285)	20,528	23,016
Termination benefits	1,000,000
Share-based payments	1,950,565		20,443
Total	$ 4,777,237	$ 1,619,336	$ 2,131,017